Condensed Statements of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ 218,893	$ 157,701	$ 106,510
Net cash used in investing activities	(129,294)	(20,231)	(46,096)
Net cash provided by (used in) financing activities	(122,600)	(163,662)	14,404
Net increase (decrease) in cash and cash equivalents	(32,247)	(21,106)	79,281
Cash and cash equivalents at beginning of year	150,414	171,520	92,239
Cash and cash equivalents at end of year	118,167	150,414	171,520
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(588)	(638)	(1,104)
Net cash used in investing activities			(12,760)
Net cash provided by (used in) financing activities	(35,088)	46,098	14,384
Net increase (decrease) in cash and cash equivalents	(35,676)	45,460	520
Cash and cash equivalents at beginning of year	46,092	632	112
Cash and cash equivalents at end of year	$ 10,416	$ 46,092	$ 632